Note 18 - Segmented Information (Details) - Segmented Revenue by Geographical Location of Customer (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Revenues
Geographical Revenue	$ 170,860	$ 151,294	$ 126,883
UNITED STATES
Revenues
Geographical Revenue	72,837	68,877	60,420
CANADA
Revenues
Geographical Revenue	15,187	14,388	14,212
Americas, Excluding Canada and United States [Member]
Revenues
Geographical Revenue	973	1,028	1,052
BELGIUM
Revenues
Geographical Revenue	13,959	14,961	15,668
NETHERLANDS
Revenues
Geographical Revenue	14,876	14,475	12,370
EMEA, Excluding Belgium and Netherlands [Member]
Revenues
Geographical Revenue	44,065	33,095	16,916
Asia Pacific [Member]
Revenues
Geographical Revenue	$ 8,963	$ 4,470	$ 6,245